Schedule of Investments (unaudited) July 31, 2023	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.5%
Erste Group Bank AG	760,745	$28,753,020

Brazil — 9.4%
Ambev SA	21,060,074	66,180,851
Ambev SA, ADR	7,633,140	23,815,396
Arezzo Industria e Comercio SA	867,632	15,118,768
B3 SA - Brasil Bolsa Balcao	20,698,673	65,220,244
Banco Bradesco SA, ADR	21,699,328	76,598,628
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,694,188	38,757,718
Hapvida Participacoes e Investimentos SA(a)(b)	70,742,741	71,808,651
Pagseguro Digital Ltd., Class A(a)	3,575,016	40,612,182
Petroleo Brasileiro SA, ADR	2,507,777	36,814,166
Sendas Distribuidora S/A	18,399,463	52,411,476

		487,338,080

Canada — 1.4%
Barrick Gold Corp.	2,571,269	44,457,241
Eldorado Gold Corp.(a)	2,751,208	26,978,377

		71,435,618

Chile — 0.2%
Banco de Chile	97,314,980	10,834,106

China — 23.8%
Alibaba Group Holding Ltd.(a)	16,107,100	205,838,707
Alibaba Group Holding Ltd., ADR(a)(c)	680,104	69,479,424
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,034,062	18,051,823
Baidu, Inc., ADR(a)	293,422	45,770,898
Baidu, Inc., Class A(a)	2,271,950	44,418,410
China Construction Bank Corp., Class H	131,552,000	76,676,199
China Mengniu Dairy Co. Ltd.	17,068,000	64,827,483
China Merchants Bank Co. Ltd., Class H	16,221,500	80,665,138
China Oilfield Services Ltd., Class A	8,038,639	17,101,273
China Oilfield Services Ltd., Class H	22,186,000	26,191,422
Contemporary Amperex Technology Co. Ltd., Class A	939,547	31,321,669
ENN Energy Holdings Ltd.	3,568,900	43,379,234
Fuyao Glass Industry Group Co. Ltd., Class A	2,316,202	12,294,760
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,386,400	24,002,966
Ganfeng Lithium Group Co. Ltd., Class H(b)	1,464,000	9,431,688
Haier Smart Home Co. Ltd., Class A	9,841,221	34,081,273
Haier Smart Home Co. Ltd., Class H	9,752,600	32,071,323
Kweichow Moutai Co. Ltd., Class A	206,199	54,420,913
NARI Technology Co. Ltd., Class A	5,861,026	19,959,450
Satellite Chemical Co. Ltd., Class A	10,086,885	22,755,576
Shanghai International Airport Co. Ltd., Class A(a)	3,020,688	20,077,136
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	902,774	37,461,762
Shenzhou International Group Holdings Ltd.	1,988,900	21,111,799
Sunny Optical Technology Group Co. Ltd.	3,407,600	33,408,357
Tencent Holdings Ltd.	2,031,800	93,383,805
Tencent Holdings Ltd., ADR(c)	922,753	42,391,273
Yum China Holdings, Inc.	895,768	54,659,763

		1,235,233,524

Colombia — 0.4%
Ecopetrol SA, ADR	1,651,969	19,361,077

Egypt — 0.1%
Commercial International Bank Egypt SAE	4,261,251	5,493,243

Security	Shares	Value

Hong Kong — 0.9%
China Gas Holdings Ltd.	19,706,200	$22,074,792
Guangdong Investment Ltd.	16,232,000	14,052,316
Link REIT	1,923,500	10,812,292

		46,939,400

Hungary — 1.5%
MOL Hungarian Oil & Gas PLC	2,427,597	19,165,150
OTP Bank Nyrt	1,251,513	45,512,677
Wizz Air Holdings PLC(a)(b)	392,277	11,954,708

		76,632,535

India — 13.1%
Aditya Birla Capital Ltd.(a)	11,524,008	27,465,739
Axis Bank Ltd.	8,439,987	97,983,971
Cipla Ltd.	2,626,178	37,560,244
Godrej Consumer Products Ltd.(a)	3,958,389	49,902,279
Godrej Properties Ltd.(a)	1,411,162	29,893,631
HDFC Bank Ltd.	4,790,589	96,176,279
Hindustan Unilever Ltd.	897,576	27,960,035
ICICI Prudential Life Insurance Co. Ltd.(b)	4,097,342	28,902,158
Infosys Ltd.	2,271,236	37,591,488
Infosys Ltd., ADR	2,236,553	37,260,973
InterGlobe Aviation Ltd.(a)(b)	482,958	15,238,027
Jio Financial Services Ltd.	2,297,535	6,364,758
Larsen & Toubro Ltd.	1,156,584	37,737,864
Maruti Suzuki India Ltd.	306,325	36,606,748
PB Fintech Ltd.(a)	1,926,845	17,173,992
Reliance Industries Ltd.	2,297,535	71,322,288
SBI Cards & Payment Services Ltd.	2,431,261	25,309,558

		680,450,032

Indonesia — 4.2%
Astra International Tbk PT	86,726,200	39,412,232
Bank Central Asia Tbk PT	124,409,300	75,346,170
Bank Rakyat Indonesia Persero Tbk PT	185,916,500	69,607,866
Telkom Indonesia Persero Tbk PT	128,713,800	31,711,959

		216,078,227

Italy — 0.5%
PRADA SpA(c)	3,994,200	28,430,025

Kazakhstan — 1.1%
Kaspi.KZ JSC, GDR, Registered Shares	608,176	55,747,989

Macau — 0.9%
Sands China Ltd.(a)	11,886,800	45,794,043

Malaysia — 0.5%
Public Bank Bhd	30,074,400	27,819,073

Mexico — 3.0%
Fibra Uno Administracion SA de CV	2,802,466	4,210,812
Fomento Economico Mexicano SAB de CV	2,932,674	33,237,556
Grupo Aeroportuario del Pacifico SAB de CV, ADR	133,520	25,416,867
Grupo Financiero Banorte SAB de CV, Class O	4,943,572	46,855,438
Wal-Mart de Mexico SAB de CV	11,234,849	46,771,056

		156,491,729

Netherlands — 1.0%
Prosus NV	670,482	53,040,062

Panama — 0.8%
Copa Holdings SA, Class A	376,563	44,441,965

Philippines — 0.9%
Ayala Land, Inc.	12,890,800	6,437,085
Bank of the Philippine Islands	5,281,770	11,013,287

1

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
BDO Unibank, Inc.	4,115,810	$10,884,466
International Container Terminal Services, Inc.	2,819,250	11,141,686
Jollibee Foods Corp.	1,204,420	5,594,203

		45,070,727

Poland — 1.1%
Bank Polska Kasa Opieki SA	1,909,819	56,392,906

Russia(d) — 0.1%
Fix Price Group PLC, GDR, Registered Shares(a)	3,792,724	7,775,084
Gazprom PJSC(a)	8,520,027	929
LUKOIL PJSC	1,370,026	149
Magnit PJSC	686,994	75
Novatek PJSC	295,922	32
Sberbank of Russia PJSC	6,788,060	740
TCS Group Holding PLC, GDR, Registered Shares(a)	426,925	4,021

		7,781,030

Saudi Arabia — 0.6%
Saudi Basic Industries Corp.	994,841	22,736,531
Yanbu National Petrochemical Co.	862,535	10,538,317

		33,274,848

Singapore — 0.8%
Singapore Telecommunications Ltd.	20,710,500	41,546,610

South Africa — 1.7%
Absa Group Ltd.	1,503,124	15,930,765
AngloGold Ashanti Ltd.	720,999	15,991,528
AngloGold Ashanti Ltd., ADR	471,502	10,467,344
Nedbank Group Ltd.	1,078,770	14,175,492
Shoprite Holdings Ltd.	2,129,614	30,770,518

		87,335,647

South Korea — 10.3%
Hansol Chemical Co. Ltd.	89,307	13,726,572
Hanwha Solutions Corp.(a)	837,843	24,866,529
JYP Entertainment Corp.	141,411	15,139,864
LG Chem Ltd.	85,379	43,432,792
Orion Corp.	175,652	15,633,946
Samsung Electro-Mechanics Co. Ltd.	213,945	24,406,601
Samsung Electronics Co. Ltd.	5,849,526	320,276,922
Samsung Electronics Co. Ltd., GDR, Registered Shares	20,235	27,567,072
Samsung SDI Co. Ltd.	96,666	50,460,089

		535,510,387

Taiwan — 10.8%
Accton Technology Corp.	3,717,000	45,348,730
Asia Vital Components Co. Ltd.	3,550,000	36,481,900
Delta Electronics, Inc.	4,358,000	50,874,005
eMemory Technology, Inc.	425,000	25,184,801
Hiwin Technologies Corp.	1,057,000	7,115,013
Lotes Co. Ltd.	1,469,000	35,002,132
Taiwan Semiconductor Manufacturing Co. Ltd.	17,122,000	309,182,208
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	254,669	25,250,431
Wiwynn Corp.	511,000	29,019,239

		563,458,459

Security	Shares	Value

Thailand — 2.5%
Bangkok Bank PCL, NVDR	5,592,400	$28,036,709
Bangkok Dusit Medical Services PCL, NVDR	29,912,500	25,164,720
CP ALL PCL, NVDR	26,764,100	49,679,792
Thai Beverage PCL(c)	62,878,800	28,605,019

		131,486,240

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	15,440,702	36,910,715

United Kingdom — 0.2%
Prudential PLC	657,449	9,129,550

United States — 1.0%
Cognizant Technology Solutions Corp., Class A	412,751	27,253,948
EPAM Systems, Inc.(a)	95,423	22,597,121

		49,851,069

Total Common Stocks — 94.0% (Cost: $4,708,372,148)		4,888,061,936

Preferred Securities

Preferred Stocks — 0.0%

Brazil — 0.0%
Banco Nacional SA(d)	42,567,626	90

Total Preferred Securities — 0.0% (Cost: $= — )		90

Total Long-Term Investments — 94.0% (Cost: $4,708,372,148)		4,888,062,026

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(e)(f)	305,476,787	305,476,787
SL Liquidity Series, LLC, Money Market Series, 5.47%(e)(f)(g)	32,714,522	32,721,065

Total Short-Term Securities — 6.5% (Cost: $338,189,054)		338,197,852

Total Investments — 100.5% (Cost: $5,046,561,202)		5,226,259,878
Liabilities in Excess of Other Assets — (0.5)%		(27,947,709)

Net Assets — 100.0%		$5,198,312,169

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E OF I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Emerging Markets Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$202,549,764	$102,927,023	(a)	$—	$—	$—	$305,476,787	305,476,787	$4,001,600		$—
SL Liquidity Series, LLC, Money Market Series	25,671,028	7,058,418	(a)	—	(9,421)	1,040	32,721,065	32,714,522	93,009	(b)	—

					$(9,421)	$1,040	$338,197,852		$4,094,609		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	755	09/15/23	$39,800	$1,443,482

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/17/26	$77,773,151	$1,218,415	(c)	$78,992,084	1.5%

	Monthly	HSBC Bank PLC(d)	02/10/28	18,563,356	175,882	(e)	18,851,441	0.4
	Monthly	JPMorgan Chase Bank N.A.(f)	02/08/24	35,014,292	4,077,618	(g)	39,355,438	0.7

					$5,471,915		$137,198,963

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(518) of net dividends and financing fees.
(e)	Amount includes $(112,203) of net dividends and financing fees.
(g)	Amount includes $(263,528) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-95 basis points	40-95 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

3

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Emerging Markets Fund, Inc.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/17/26:

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

China
Contemporary Amperex Technology Co. Ltd.	519,440	$17,316,566	21.9%
Ganfeng Lithium Group Co. Ltd., Class A	2,796,000	23,451,006	29.7
Zhejiang Sanhua Intelligent Controls Co. Ltd.	9,793,815	38,224,512	48.4

		78,992,084

Net Value of Reference Entity — Goldman Sachs Bank USA		$78,992,084

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/08/24:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Egypt
Commercial International Bank Egypt SAE	1,587,902	$2,046,988	10.9%

Total Egypt		2,046,988

Hong Kong
Prudential PLC	1,210,144	16,804,453	89.1

Total Hong Kong		16,804,453

Net Value of Reference Entity — HSBC Bank PLC		$18,851,441

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

China
Prosus NV	497,494	$39,355,438	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$39,355,438

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria	$—	$28,753,020	$—	$28,753,020
Brazil	487,338,080	—	—	487,338,080
Canada	71,435,618	—	—	71,435,618
Chile	10,834,106	—	—	10,834,106
China	212,301,358	1,022,932,166	—	1,235,233,524
Colombia	19,361,077	—	—	19,361,077
Egypt	—	5,493,243	—	5,493,243
Hong Kong	—	46,939,400	—	46,939,400
Hungary	—	76,632,535	—	76,632,535
India	37,260,973	643,189,059	—	680,450,032
Indonesia	—	216,078,227	—	216,078,227
Italy	—	28,430,025	—	28,430,025
Kazakhstan	—	55,747,989	—	55,747,989
Macau	—	45,794,043	—	45,794,043
Malaysia	—	27,819,073	—	27,819,073
Mexico	156,491,729	—	—	156,491,729
Netherlands	—	53,040,062	—	53,040,062
Panama	44,441,965	—	—	44,441,965
Philippines	—	45,070,727	—	45,070,727
Poland	—	56,392,906	—	56,392,906
Russia	—	—	7,781,030	7,781,030
Saudi Arabia	—	33,274,848	—	33,274,848
Singapore	—	41,546,610	—	41,546,610
South Africa	55,413,354	31,922,293	—	87,335,647
South Korea	—	535,510,387	—	535,510,387
Taiwan	25,250,431	538,208,028	—	563,458,459
Thailand	—	131,486,240	—	131,486,240
United Arab Emirates	36,910,715	—	—	36,910,715
United Kingdom	—	9,129,550	—	9,129,550
United States	49,851,069	—	—	49,851,069
Preferred Securities
Preferred Stocks	—	—	90	90
Short-Term Securities
Money Market Funds	305,476,787	—	—	305,476,787

	$1,512,367,262	$3,673,390,431	$7,781,120	5,193,538,813

Investments Valued at NAV(a)				32,721,065

				$5,226,259,878

Derivative Financial Instruments(b)
Assets
Equity Contracts	$1,443,482	$5,471,915	$—	$6,915,397

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation		Portfolio Abbreviation (continued)

ADR	American Depositary Receipt	MSCI	Morgan Stanley Capital International

GDR	Global Depositary Receipt	NVDR	Non-Voting Depositary Receipt

JSC	Joint Stock Company	PCL	Public Company Limited

5

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Emerging Markets Fund, Inc.

Portfolio Abbreviation (continued)

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S C H E D U L E O F I N V E S T M E N T S	6